RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended			5 Months Ended	12 Months Ended	0 Months Ended	7 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 21, 2014	Dec. 22, 2014	May 21, 2014	Dec. 31, 2014
Related party transactions
Advertising expense	$ 505,698	$ 194,337	$ 269,595
Amount due to related parties		635,770
Amount due from related party		224,479
Qihoo
Related party transactions
Advertising expense		0	2,524,824	0
Amount due to related parties	0	0					0
VIPShop
Related party transactions
Amount due to related parties	0	459,623					0
Sale of goods or service revenue		11,109,843	2,818,196	5,455,781
Amount due from related party	0	0					0
Giosis Mecoxlane
Related party transactions
Amount due to related parties	0	176,147					0
Sale of goods or service revenue		227,052			156,650
Amount due from related party	3,797	224,479					3,797
Outstanding equity interest owned (as a percent)					40.00%
Sales commission	92,283	716,504
Hongtu Property
Related party transactions
Property management fees	64,945
Hongtu Hi-tech
Related party transactions
Payment made to related party for equipment purchase	174,533
Cnshangquan
Related party transactions
Number of shares sold in the share purchase agreement						290,564,842
Ownership percentage after share purchase agreement						63.70%	63.70%
Total cash consideration						$ 39,000,000